Investments - Schedule of Gross Real Estate and Loan Activity (Details) $ in Thousands		1 Months Ended		11 Months Ended		12 Months Ended
		Feb. 02, 2023 USD ($) Property		Dec. 31, 2023 USD ($) Property		Dec. 31, 2025 USD ($) Property		Dec. 31, 2024 USD ($) Property
Number of Investment Locations
Number of gross investments | Property		3,084		3,101		3,312	[1]	3,206
Number of real estate properties acquired | Property	[3]	19	[2]	112	[4]			122	[5],[6]
Number of properties securing additions to financing receivables | Property		1		40		201	[3],[7]	88	[1]
Number of real estate properties sold | Property		(1)		(40)	[8]	(109)		(104)
Principal collections on loans and direct financing receivables | Property		(2)		(7)
Number of properties, Gross investments | Property		3,101		3,206		3,576	[9]	3,312	[1]
Acquisition of and additions to real estate	[3],[7],[10],[11],[12]					$ 172
Dollar Amount of Investments
Gross investments		$ 12,079,843		$ 12,207,484		15,816,145	[1]	$ 14,801,634
Acquisition of and additions to real estate	[3]	42,452	[2]	517,624	[4]	822,445	[7],[10],[11],[12]	687,307	[5],[6]
Investment in loans and financing receivables		82,112		598,990		1,043,951	[3],[7]	673,322	[1]
Sales of real estate		(760)		(404,939)	[8]	(442,335)		(340,247)
Principal collections on loans and direct financing receivables		(468)		(74,408)		(8,251)		(1,636)
Net change in operating ground lease assets	[13]	(125)		(737)		(3,538)		5,178
Provisions for impairment		0		(25,265)		(35,062)		(31,911)
Other		4,430		(11,362)		(23,431)		22,498
Gross investments		$ 12,207,484		$ 14,801,634		17,169,924	[1],[14],[15]	$ 15,816,145	[1]
Less accumulated depreciation and amortization	[14],[15]					(1,579,782)
Net investments	[9]					$ 15,590,142

[1]	Includes $27.3 million and $23.7 million of interest income receivables associated with certain financing arrangements as of December 31, 2025 and December 31, 2024, respectively.
[2]	Excludes $5.2 million of tenant improvement advances disbursed from January 1, 2023 to February 2, 2023 which were accrued as of December 31, 2022.
[3]	For the period from January 1, 2023 through February 2, 2023, the period from February 3, 2023 through December 31, 2023 and the years ended December 31, 2024 and 2025, includes $0.2 million, $2.9 million, $2.6 million and $4.6 million, respectively, of interest capitalized to properties under construction.
[4]	Excludes $15.1 million of tenant improvement advances disbursed from February 3, 2023 to December 31, 2023 which were accrued as of February 2, 2023.
[5]	Excludes $25.3 million of tenant improvement advances disbursed in 2024 which were accrued as of December 31, 2023.
[6]	Includes $16.3 million of tenant funded improvements during 2024.
[7]	Includes $64.7 million of total non-cash real estate and financing receivables acquired in connection with holdback arrangements.
[8]	Includes the sale of certain loans and financing receivables with an aggregate carrying value of $332.0 million to a related party.
[9]	In connection with certain acquisitions completed during the year ended December 31, 2025, the Company modified existing operating leases in a manner which required them to be accounted for as finance leases in accordance with ASC Topic 842. As a result, the Company reclassified $121.1 million of net real estate investments to loans and financing receivables, net on the consolidated balance sheets. The Company also recognized a $10.9 million non-cash net loss in connection with these modifications which is included in net gain (loss) on dispositions of real estate in the consolidated statements of operations. Similarly, during the year ended December 31, 2024, the Company reclassified $156.5 million of net real estate investments to loans and financing receivables, net on the consolidated balance sheet and recognized a $16.0 million non-cash net gain.
[10]	Excludes $26.2 million of tenant improvement advances disbursed in 2025 which were accrued as of December 31, 2024.
[11]	Includes $2.0 million of tenant funded improvements during 2025.
[12]	Includes non-cash acquisition of $18.4 million of real estate improvements.
[13]	During the period from January 1, 2023 through February 2, 2023 and the period from February 3, 2023 through December 31, 2023, represents amortization recognized on operating ground lease assets; during the year ended December 31, 2024, includes new operating ground lease assets recognized net of amortization; during the year ended December 31, 2025, includes the disposal of operating ground lease assets net of amortization.
[14]	Includes $8.4 million of gross investments and $0.1 million of accumulated depreciation related to real estate investments held for sale at December 31, 2025.
[15]	Includes the below-market lease liabilities ($135.1 million) and the accumulated amortization ($23.4 million) of the liabilities recorded on the consolidated balance sheet as intangible lease liabilities as of December 31, 2025.